Leasing Activity, Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Fixed lease expense - operating leases	$ 1,212
Variable lease expense	314
Other	(68)
Total lease costs	$ 1,458
Operating leases, rent expense, net		$ 1,300	$ 1,300